Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB STRATEGIC TRUST
Prospectus Date	rr_ProspectusDate	Dec. 30, 2015
Document Creation Date	dei_DocumentCreationDate	May 02, 2016